Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bernstein Fund Inc
Entity Central Index Key	0001653463
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000163285
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Advisor Class
Trading Symbol	IRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[1]
AssetsNet	$ 1,187,764,510
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 5,954,013
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

C000163291
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Class Z
Trading Symbol	IRCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[2]
AssetsNet	$ 1,187,764,510
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 5,954,013
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

C000163292
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	SCB Class
Trading Symbol	IRCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCSX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[3]
AssetsNet	$ 1,187,764,510
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 5,954,013
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,187,764,510
# of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$5,954,013

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	23.0%
United Kingdom	10.4%
South Korea	8.0%
Taiwan	7.2%
Canada	6.0%
India	5.7%
China	3.0%
Australia	2.7%
Germany	2.6%
France	2.5%
South Africa	1.6%
Brazil	1.6%
Mexico	1.5%
Italy	1.3%
Others	19.0%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%
Table Summary
Industrials	22.8%
Financials	17.2%
Information Technology	13.4%
Consumer Discretionary	11.1%
Materials	8.9%
Real Estate	5.5%
Energy	5.4%
Consumer Staples	3.7%
Utilities	3.3%
Health Care	3.1%
Others	1.7%
Short-Term Investments	4.8%
Other assets less liabilities	-0.9%
Total	100.0%

C000163278
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Advisor Class
Trading Symbol	STEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[4]
AssetsNet	$ 10,204,911,852
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 31,555,792
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

C000163284
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Class Z
Trading Symbol	STEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[5]
AssetsNet	$ 10,204,911,852
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 31,555,792
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

C000163277
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	SCB Class
Trading Symbol	STESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STESX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 10,204,911,852
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 31,555,792
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$10,204,911,852
# of Portfolio Holdings	78
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net)	$31,555,792

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Japan	16.1%
United Kingdom	15.6%
Taiwan	10.1%
South Korea	8.2%
Netherlands	7.2%
China	5.1%
Italy	4.5%
Switzerland	3.2%
Spain	2.7%
Denmark	2.4%
Germany	2.2%
Canada	2.2%
France	2.2%
Brazil	2.0%
Others	14.6%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%
Table Summary
Financials	26.1%
Industrials	19.6%
Information Technology	16.9%
Health Care	8.1%
Materials	6.2%
Energy	5.5%
Consumer Staples	5.0%
Communication Services	4.1%
Consumer Discretionary	4.1%
Utilities	1.6%
Others	1.1%
Short-Term Investments	1.1%
Other assets less liabilities	0.6%
Total	100.0%

C000163294
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Advisor Class
Trading Symbol	SCRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[7]
AssetsNet	$ 713,809,765
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,954,265
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

C000163300
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Class Z
Trading Symbol	SCRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[8]
AssetsNet	$ 713,809,765
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,954,265
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

C000163293
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	SCB Class
Trading Symbol	SCRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRSX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[9]
AssetsNet	$ 713,809,765
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,954,265
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$713,809,765
# of Portfolio Holdings	257
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$2,954,265

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.8%
Health Care	17.8%
Financials	16.7%
Information Technology	14.2%
Consumer Discretionary	7.9%
Energy	6.6%
Real Estate	5.0%
Materials	4.6%
Utilities	3.1%
Communication Services	2.3%
Others	1.7%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Nextpower, Inc. - Class A	$8,143,514	1.1%
Fabrinet	$7,269,989	1.0%
Bloom Energy Corp. - Class A	$6,964,186	1.0%
Bridgebio Pharma, Inc.	$6,150,882	0.9%
FormFactor, Inc.	$5,397,494	0.8%
UMB Financial Corp.	$5,358,653	0.8%
Magnolia Oil & Gas Corp. - Class A	$5,267,770	0.7%
SPX Technologies, Inc.	$5,176,647	0.7%
Credo Technology Group Holding Ltd.	$5,035,562	0.7%
ESCO Technologies, Inc.	$4,985,595	0.7%
Total	$59,750,292	8.4%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized